Equity - Schedule of the Equity Instrument (Detail) $ in Millions, $ in Millions			12 Months Ended
	Sep. 16, 2020 CAD ($)	Jul. 30, 2019 USD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2020 USD ($)
Disclosure of classes of share capital [line items]
Total			$ 1,908	$ 658
4.8% Additional Tier 1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Face value		$ 500			$ 500
Interest rate (%)		4.80%	4.80%
Redeemable at our option			Aug. 31, 2024
Total			$ 658	$ 658
4.3% Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Face value	$ 1,250		$ 1,250
Interest rate (%)	4.30%		4.30%
Redeemable at our option			Nov. 30, 2025
Total			$ 1,250